Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Capital Advisors Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL ADVISORS GROWTH FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CAPITAL ADVISORS GROWTH FUND

Investor Class CIAOX

a series of Advisors Series Trust

Supplement to the Summary Prospectus and Prospectus, each dated April 30, 2019
_____________________________________________________________________________________

Effective immediately, the Russell 1000® Growth Index is no longer listed as a benchmark index for the Capital Advisors Growth Fund (the "Fund"), for performance comparison purposes. The Fund will continue to list the S&P 500® Index as a comparative benchmark for the Fund.

Also, effective immediately, the following paragraph on page 3 of the Summary Prospectus and Prospectus is restated as follows:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	"Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.capadvfunds.com or by calling the Fund toll-free at 1-866-205-0523."

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.capadvfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Supplement Closing [Text Block]	ck0001027596_SupplementClosingTextBlock
All other references contained in the Summary Prospectus and Prospectus to the Russell 1000® Growth Index are hereby removed.

* * * * * * * *

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

Capital Advisors Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIAOX